Dewey & LeBoeuf LLP 1301 Avenue of the Americas New York, NY 10019-6092 tel +1 212 259 8448 fax +1 212 424 8500 mglinets@dl.com
June 17, 2008
VIA EDGAR CORRESPONDENCE FILING

Mail Stop 3561
United States Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Attention:	H. Christopher Owings
Assistant Director

Re:	Lender Processing Services, Inc.
Registration Statement on Form 10
Filed March 27, 2008 and Amended on May 9, 27 and 30 and June 10, 2008
File No. 1-34005
Dear Mr. Owings:
          This letter responds to the Staff’s letter to Lender Processing Services, Inc. (the “Company”), dated June 12, 2008, setting forth your comments to the Company’s Registration Statement on Form 10 referenced above and the information statement filed as Exhibit 99.1 thereto (the “Form 10”). Each response follows the Staff’s comments in bold below.
Form 10
(b) Exhibits
1.	We note your response to comment 1 in our letter dated April 23, 2008. We reissue that comment.
The Company confirms that it has now filed all required exhibits to the Form 10, subject to filing the letter from its bank lenders in response to Comment 2 below.
Exhibit 99.1
2.	We note your responses to comments 2, 3, 4, and 5 in our letter dated May 23, 2008. We reissue these comments. In this regard, we note your revised disclosure regarding the possible new debt of $1.6 billion you expect to incur in connection with the spin-off transaction. Also, we note that you have not yet obtained a firm commitment from any lenders for the new debt and do not
New York | London multinational partnership | Washington, DC
Albany | Almaty | Austin | Beijing | Boston | Brussels | Charlotte | Chicago | Dubai
East Palo Alto | Frankfurt | Hartford | Hong Kong | Houston | Jacksonville | Johannesburg (pty) ltd.
Los Angeles | Milan | Moscow | Paris multinational partnership | Riyadh affiliated office | Rome | San Francisco | Warsaw

expect to have definitive agreements for this new debt until the closing of the spin-off. Before effectiveness, please file either the executed commitment letter from your lenders for the new debt or the new debt agreements, and please revise your document accordingly. Further, in your disclosure regarding the new debt, please discuss the firm signed commitment or agreement for the $1.6 billion in new debt obligations along with the anticipated terms and interest rates factually supporting your pro forma financial information.
The Company respectfully notes the Staff’s comment and, as discussed with the Staff on the telephone yesterday, the Company will respond to this comment with the next amendment to the Form 10, which is expected to be filed late on Wednesday, June 18, 2008.
Directors and Executive Officers, page 65
3.	We note your response to comment 48 in our letter dated April 23, 2008. We reissue that comment.
The Form 10 has been amended to reflect the Staff’s comment on pages 65 and 66 of the information statement filed as Exhibit 99.1 to the Form 10.
Certain Relationships and Related Party Transactions, page 94
4.	We note your response to comment 56 in our letter dated April 23, 2008. In that response, you state that you will file related party contracts as promptly as practical. Please tell us whether you have filed all of these contracts as exhibits. If not, please file these contracts.
The Company has now filed all related party contracts as exhibits to the Form 10.
Combined Financial Statements, page F-1
5.	We note your response to comment 15 in our letter dated May 23, 2008. In that response, you state that the revisions you made to amounts previously reported for fiscals 2007, 2006, and 2005 on the face of the financial statements were reclassifications not subject to the disclosures required by SFAS no. 154. If these revisions were reclassifications as noted in your response, please provide the disclosures required by ARB 43, Chapter 2 explaining the nature of the reclassifications that resulted in the changes. As previously noted, for example, the increase in accounts payable, accrued liabilities, and other liabilities reported of $16,608 on page F-6 changed by over 22.9% from your previous filing and acquisitions, net of cash acquired changed by 13.9%.
The Form 10 has been amended to reflect the Staff’s comment on page F-10.
     * * *
Please do not hesitate to contact Robert S. Rachofsky at 212-259-8088 or me at 212-259-8448 with further questions or comments.

Very truly yours,
/s/ Margarita A. Glinets

Margarita A. Glinets